Northern Lights Fund Trust III

Taylor Xplor Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Taylor Xplor Managed Futures Strategy Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on September 26, 2014, (SEC Accession No. 0000910472-14-004356).